SHARE CAPITAL	3 Months Ended
Mar. 31, 2025
Share Capital
SHARE CAPITAL

NOTE 12 – SHARE CAPITAL

Authorized

Unlimited number of subordinate voting shares without par value.

Issued

As at March 31, 2025 2,926,526 subordinate voting shares were issued and outstanding.

During the three months ended March 31, 2025

On January 3, 2025, the Company issued 2,767 subordinate voting shares (6 subordinate voting shares post reverse split) following the exercise of B warrants.

On January 6, 2025, the Company issued 8,808 subordinate voting shares (18 subordinate voting shares post reverse split) following the exercise of B warrants.

FEMTO TECHNOLOGIES INC. (FORMERLY BYND CANNASOFT ENTERPRISES INC.)

Notes to the Condensed Consolidated Interim Financial Statements

For the three months ended March 31, 2025

(Expressed in Canadian dollars)

(Unaudited)

NOTE 12 – SHARE CAPITAL (continued)

On February 7, 2025, the Company issued 188,000 subordinate voting shares (376 subordinate voting shares post reverse split) to directors and consultants of the Company following the vesting of RSU’s.

On February 25, 2025, the Company issued 4,000 subordinate voting shares (8 subordinate voting shares post reverse split) following the exercise of B warrants and 2,462 subordinate voting shares (5 subordinate voting shares post reverse split) following the exercise of A warrants.

On February 28, 2025, the Company announced the closing of a Private Placement with gross proceeds to the Company of approximately of $24,544,583 before deducting Agent placement commission and other expenses paid by the Company in the amount of $3,992,393, totaling in a net amount of $20,552,190. Pursuant to the Private Placement, The Company issued 2,065,120 subordinate voting shares (4,130 subordinate voting shares post reverse split), 2,011,616 Pre-Funded Warrants, 4,076,736 series A warrants and 4,076,736 series B warrants. See note 10 for a discussion of the terms of the series A and B warrants.

During the three months ended March 31, 2024

On January 4, 2024, the Company issued 17,915 subordinate voting shares (0.012 subordinate voting shares post reverse splits) to two directors following the vesting of RSU’s with a fair value of $2.99, for a compensation amount of $53,568.

On January 4, 2024, the Company issued 17,915 subordinate voting shares (6 subordinate voting shares post reverse splits) to two directors following the vesting of RSU’s with a total fair value of $53,568.

On March 14, 2024 the Company announced the closing of an underwritten public offering with gross proceeds to the Company of approximately of $9,458,400 before deducting underwriting discounts and other expenses paid by the Company in the amount of $2,097,738, totaling in a net amount of $7,360,662. Pursuant to the offering, and the overallotment allocation, The Company issued 116,680,710 subordinate voting shares (1,228 subordinate voting shares post reverse splits), 134,166,665 series A warrants and 268,333,330 series B warrants. See note 10 for a discussion of the terms of the series A and B warrants.

Stock options

The Company has a stock option plan to grant incentive stock options to directors, officers, employees and consultants. Under the plan, the aggregate number of subordinate voting shares that may be subject to option at any one time may not exceed 30% of the issued subordinate voting shares of the Company as of that date, including options granted prior to the adoption of the plan. The exercise price of these options is not less than the Company’s closing market price on the day prior to the grant of the options. Options granted may not exceed a term of ten years.

FEMTO TECHNOLOGIES INC. (FORMERLY BYND CANNASOFT ENTERPRISES INC.)

Notes to the Condensed Consolidated Interim Financial Statements

For the three months ended March 31, 2025

(Expressed in Canadian dollars)

(Unaudited)

NOTE 12 – SHARE CAPITAL (continued)

A summary of the stock options outstanding for the three months ended March 31, 2025 are summarized as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2024	0.44	2,431,400
Granted during the period	0.40	1,154,100
Cancelled during the period	(0.84)	1,823,000

Outstanding at December 31, 2024	-	$-
Granted during the period	-	-
Cancelled during the period	-	-

Outstanding at March 31, 2025	-	-
Exercisable at March 31, 2025	-	-

Details of the fair value of options granted and the assumptions used in the Black-Scholes option pricing model are as follows:

December 31, 2024
Weighted average fair value of options granted	$0.57
Risk-free interest rate	3.4%
Estimated life (in years)	5
Expected volatility	108.75%
Expected dividend yield	0%

On January 10, 2024, the Company cancelled 565,000 stock options (0.35 stock options post reverse splits) that were previously granted to 4 directors of the Company.

On January 16, 2024, the Company granted 650,000 stock options (0.40 stock options post reverse splits) to a consultant of the Company, the stock options vest as follows: 150,000 on the date of the grant (0.09 post reverse splits) and 100,000 every month thereafter (0.06 post reverse splits) every month thereafter.